RETIREMENT BENEFIT OBLIGATIONS (Table)	12 Months Ended
Dec. 31, 2020
RETIREMENT BENEFIT OBLIGATIONS
Schedule of the Group’s retirement benefit obligations

	2020	2019
	$ million	$ million
Funded plans:
UK Plan	82	75
US Plan	47	27
Other plans	(50)	(37)
	79	65
Unfunded plans:
Other plans	(94)	(79)
Retirement healthcare	(15)	(16)
	(30)	(30)
Amount recognised on the balance sheet – liability	(163)	(136)
Amount recognised on the balance sheet – asset	133	106

Reconciliation of benefit obligations and pension assets

			2020			2019
	Obligation	Asset	Total	Obligation	Asset	Total
	$ million	$ million	$ million	$ million	$ million	$ million
Amounts recognised on the balance sheet at beginning of the period	(1,572)	1,542	(30)	(1,410)	1,388	(22)
Income statement expense:
Current service cost	(12)	–	(12)	(11)	–	(11)
Past service credit	5	–	5	3	–	3
Settlements	7	(7)	–	–	–	–
Interest (expense)/income	(33)	33	–	(41)	41	–
Administration costs and taxes	(2)	–	(2)	(2)	–	(2)
Costs recognised in income statement	(35)	26	(9)	(51)	41	(10)
Remeasurements:
Actuarial gain due to liability experience	6	–	6	5	–	5
Actuarial loss due to financial assumptions change	(130)	–	(130)	(192)	–	(192)
Actuarial gain due to demographic assumptions	7	–	7	35	–	35
Return on plan assets greater than discount rate	–	127	127	–	138	138
Remeasurements recognised in OCI	(117)	127	10	(152)	138	(14)
Cash:
Employer contributions	–	8	8	–	13	13
Employee contributions	(3)	3	–	(3)	3	–
Benefits paid directly by the Group	2	–	2	2	(2)	–
Benefits paid, taxes and administration costs paid from scheme assets	68	(68)	–	69	(69)	–
Net cash	67	(57)	10	68	(55)	13

Exchange movements	(57)	46	(11)	(27)	30	3
Amount recognised on the balance sheet	(1,714)	1,684	(30)	(1,572)	1,542	(30)
Amount recognised on the balance sheet – liability	(312)	149	(163)	(282)	146	(136)
Amount recognised on the balance sheet – asset	(1,402)	1,535	133	(1,290)	1,396	106

Represented by:

			2020			2019
	Obligation	Asset	Total	Obligation	Asset	Total
	$ million	$ million	$ million	$ million	$ million	$ million
UK Plan	(881)	963	82	(794)	869	75
US Plan	(494)	541	47	(471)	498	27
Other Plans	(339)	180	(159)	(307)	175	(132)
Total	(1,714)	1,684	(30)	(1,572)	1,542	(30)

Market value of the US, UK and Other Plans assets

	2020	2019	2018
	$ million	$ million	$ million
UK Plan:
Assets with a quoted market price:
Cash and cash equivalents	10	3	2
Equity securities	91	103	127
Other bonds	49	44	41
Short dated credit fund	127	119	–
Liability driven investments	347	264	246
Diversified growth funds	89	97	138
	713	630	554
Other assets:
Insurance contract	250	239	241
Market value of assets	963	869	795
US Plan:
Assets with a quoted market price:
Cash and cash equivalents	2	–	–
Equity securities	60	50	79
Government bonds – fixed interest	163	152	91
Corporate bonds	316	296	267
Market value of assets	541	498	437
Other Plans:
Assets with a quoted market price:
Cash and cash equivalents	5	4	2
Equity securities	51	47	42
Government bonds – fixed interest	9	6	3
Government bonds – index linked	4	4	3
Corporate and other bonds	10	10	13
Insurance contracts	37	41	34
Property	23	25	20
Other quoted securities	5	5	4
	144	142	121
Other assets:
Insurance contracts	36	33	35
Market value of assets	180	175	156
Total market value of assets	1,684	1,542	1,388

Defined benefit pension costs charged for the UK and US Plans

	2020		2019		2018
	UK Plan	US Plan	UK Plan	US Plan	UK Plan	US Plan
	$ million	$ million	$ million	$ million	$ million	$ million
Service cost	–	–	–	–	–	–
Past service cost	–	–	–	–	–	–
Settlement loss	–	–	–	–	–	–
Net interest expense, administration and taxes	–	–	(1)	–	–	–
	–	–	(1)	–	–	–

Principal actuarial assumptions

	2020	2019	2018
	% per annum	% per annum	% per annum
UK Plan:
Discount rate	1.3	1.9	2.7
Future salary increases	n/a	n/a	n/a
Future pension increases	2.9	3.0	3.2
Inflation (RPI)	2.9	3.0	3.2
Inflation (CPI)	2.1	2.2	2.2
US Plan:
Discount rate	2.4	3.2	4.2
Future salary increases	n/a	n/a	n/a
Inflation	n/a	n/a	n/a

Current longevities underlying the values of the obligations in the defined benefit plans

	2020	2019	2018
	years	years	years
Life expectancy at age 60
UK Plan:
Males	27.6	27.5	28.9
Females	30.1	30.0	30.4
US Plan:
Males	24.7	25.0	24.9
Females	26.8	27.2	27.1
Life expectancy at age 60 in 20 years’ time
UK Plan:
Males	29.1	29.0	31.1
Females	31.5	31.4	31.9
US Plan:
Males	24.6	25.2	25.1
Females	27.3	27.8	27.7

Sensitivity analysis

	Increase in pension obligation		Increase in pension cost
$ million	+50bps/+1yr	-50bps/-1yr	+50bps/+1 yr	-50bps/-1yr
UK Plan:
Discount rate	-78.0	88.0	-2.0	1.0
Inflation	80.0	-73.0	1.0	-1.0
Mortality	42.0	-41.0	–	-1.0
US Plan:
Discount rate	-25.0	28.0	-1.0	1.0
Mortality	14.0	-14.0	–	–

Risk

The pension plans expose the Group to the following risks:

Interest rate risk

Volatility in financial markets can change the calculations of the obligation significantly as the calculation of the obligation is linked to yields on AA-rated corporate bonds. A decrease in the bond yield will increase the measure of plan liabilities, although this will be partially offset by increases in the value of matching plan assets such as bonds and insurance contracts.

In the UK, the liability matching portfolio held in conventional and index-linked gilts was transferred into liability driven investments in order to reduce interest rate risk.

Inflation risk

The UK Plan is linked to inflation. A high rate of inflation will lead to a higher liability. This risk is managed by holding inflation-linked bonds and an inflation-linked insurance contract in respect of some of the obligation. In the UK, the liability matching portfolio held in conventional and index-linked gilts was transferred into liability driven investments in order to reduce inflation risk.

The UK Plan is closed to future accrual which reduces the exposure to this risk. The US Plan is also closed to future accrual and has no other inflation-linkage thus eliminating the exposure to this risk.

Investment risk

If the return on plan assets is below the discount rate, all else being equal, there will be an increase in the plan deficit.

In the UK, this risk is partially managed by a portfolio of liability matching assets and a bulk annuity, together with a dynamic de-risking policy to switch growth assets into liability matching assets over time.

The US Plan has a dynamic de-risking policy to shift plan assets from return-seeking (growth) assets to liability matching assets over time. The US Pension Plan has an established glide path that is designed to stabilise funding status by reducing the plan’s exposure to return-seeking assets.

Longevity risk

The present value of the plan’s defined benefit liability is calculated by reference to the best estimate of the mortality of the plan participants both during and after their employment. An increase in the life expectancy of plan participants above that assumed will increase the benefit obligation.

The UK Plan, in order to minimise longevity risk, has entered into an insurance contract which covers a portion of pensioner obligations.